Schedule Of Equipment Software Lease Payment (Details) $ in Thousands	Jun. 30, 2026 USD ($)
W W T Australia Pty Ltd [Member]
Equipment, software and lease payment cost	$ 256,186
Lenovo Global Financial Services Limited [Member]
Equipment, software and lease payment cost	33,094
Dicker Data Limited [Member]
Equipment, software and lease payment cost	$ 13,368